Filed with the U.S. Securities and Exchange Commission on February 27, 2018

1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	35	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	38	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5208

John J. Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Marco Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, DC 20001

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 13, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 29 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 15, 2017, and pursuant to Rule 485(a)(2) would become effective on February 28, 2018.

This Post-Effective Amendment No. 35 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 13, 2018, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 35 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 35 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of February, 2018.

Series Portfolios Trust

By: /s/ John J. Hedrick
      John J. Hedrick
      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	February 27, 2018
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	February 27, 2018
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	February 27, 2018
Koji Felton

/s/ Dana L. Armour*	Trustee	February 27, 2018
Dana L. Armour

/s/ John J. Hedrick *	Treasurer and Principal	February 27, 2018
John J. Hedrick	Executive Officer

/s/ David A. Cox*	President and Principal	February 27, 2018
David A. Cox	Financial Officer

*By: /s/ John J. Hedrick		February 27, 2018
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney